Cash and cash equivalents - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash held in China
Disclosure Of Cash And Cash Equivalents And Restricted Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	€ 22,105	€ 22,549